1
The Gabelli International Small Cap Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.1%
CONSUMER STAPLES  — 19.5%
15,000 Austevoll Seafood ASA ............................. $ 134,429
4,500 Fevertree Drinks plc .................................. 71,278
11,000 Glanbia plc ............................................... 158,845
45,000 Hotel Chocolat Group plc† ........................ 102,975
3,000 Interparfums SA ....................................... 225,822
1,600 Laurent-Perrier ......................................... 206,091
2,500 Milbon Co. Ltd. ........................................ 103,103
32,000 PZ Cussons plc ........................................ 73,108
4,000 Sakata Seed Corp. .................................... 118,069
2,000 Viscofan SA ............................................. 143,231
1,336,951
MATERIALS  — 16.6%
4,000 Alamos Gold Inc., Cl. A ............................. 48,920
13,850 Alamos Gold Inc., Toronto, Cl. A ............... 169,090
8,000 Eldorado Gold Corp.† ............................... 82,880
9,544 Endeavour Mining plc ............................... 230,002
5,000 Labrador Iron Ore Royalty Corp. ............... 118,387
4,000 MAG Silver Corp.† .................................... 50,551
9,000 Osisko Gold Royalties Ltd. ........................ 142,242
75,000 Perseus Mining Ltd. ................................. 119,050
15,000 Treatt plc .................................................. 107,693
80,000 Westgold Resources Ltd.† ........................ 69,829
1,138,644
HEALTH CARE  — 14.7%
12,212 AddLife AB, Cl. B ...................................... 110,921
1,500 Bachem Holding AG ................................. 150,843
1,800 Gerresheimer AG ...................................... 178,481
4,000 Idorsia Ltd.† ............................................ 43,973
230 Siegfried Holding AG ................................ 169,221
5,000 Takara Bio Inc. ......................................... 65,595
230 Tecan Group AG ....................................... 100,749
15,000 Tristel plc ................................................. 60,601
1,300 Vetoquinol SA .......................................... 124,805
1,005,189
CONSUMER DISCRETIONARY  — 12.8%
10,000 Beneteau SA ............................................. 167,108
9,820 Entain plc ................................................. 152,506
9,000 Genius Sports Ltd.† .................................. 44,820
2,200 JINS Holdings Inc. ................................... 60,034
8,000 Kindred Group plc, SDR ............................ 89,584
75,000 Mandarin Oriental International Ltd.† ........ 130,281
6,000 Raccoon Holdings Inc. .............................. 37,450
2,300 Tokyotokeiba Co. Ltd. ............................... 70,409
10,000 Zojirushi Corp. ......................................... 120,781
872,973
INDUSTRIALS  — 12.1%
15,000 Aida Engineering Ltd. ............................... 92,790
8,000 AZ-COM MARUWA Holdings Inc. .............. 120,493
Shares
Market
Value
50,000 Chemring Group plc ................................. $ 172,585
2,000 Clarkson plc ............................................. 76,279
4,000 Iveco Group NV† ...................................... 37,829
8,000 JGC Holdings Corp. .................................. 99,425
4,000 Loomis AB ............................................... 137,043
20,000 QleanAir AB .............................................. 38,154
23,000 Teraoka Seisakusho Co. Ltd. ..................... 53,777
828,375
INFORMATION TECHNOLOGY  — 11.0%
20,000 F-Secure Oyj ............................................ 69,481
7,500 GMO internet group Inc. ........................... 146,183
20,000 NCC Group plc ......................................... 25,215
3,000 Nynomic AG† ........................................... 116,172
6,000 Optex Group Co. Ltd. ................................ 94,413
100,000 Oxford Metrics plc .................................... 122,126
6,000 PSI Software AG ....................................... 178,122
751,712
FINANCIALS  — 5.3%
30,000 Network International Holdings plc† .......... 90,595
17,000 Polar Capital Holdings plc ......................... 94,895
20,000 Tamburi Investment Partners SpA ............. 180,237
365,727
COMMUNICATION SERVICES  — 3.1%
7,000 Manchester United plc, Cl. A ..................... 155,050
2,000 Xilam Animation SA† ................................ 58,888
213,938
TOTAL COMMON STOCKS .................. 6,513,509
PREFERRED STOCKS  — 1.2%
HEALTH CARE  — 1.2%
1,800 Draegerwerk AG & Co. KGaA, 0.190% ....... 82,783
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.7%
$ 255,000 U.S. Treasury Bills,
4.535% to 4.702%††,
04/27/23 to 05/11/23 ............................ 253,952
TOTAL INVESTMENTS — 100.0%
(Cost $6,915,596) ................................. $ 6,850,244
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
SDR Swedish Depositary Receipt

The Gabelli International Small Cap Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 65.4% $ 4,482,540
Japan ............................... 17.3 1,182,522
Canada .............................. 8.9 612,070
Asia/Pacific ......................... 4.7 319,160
United States ........................ 3.7 253,952
100.0% $ 6,850,244